Defined benefit plans (Detail 4.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Total
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		$ (825)	$ (1,120)
Remeasurement of defined benefit obligation		577	(295)
Past service cost related to plan amendments		237	0
Other movements		0	8
Return on plan assets excluding amounts included in interest income		(736)	1,965
Employer contributions		556	585
Foreign currency translation		14	(91)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(71)	(1,417)
At the end of the year		(671)	(825)
Total | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		28,978	27,830
Current service cost		413	465
Interest expense		299	331
Plan participant contributions		218	208
Remeasurement of defined benefit obligation		(577)	295
of which: actuarial (gains) / losses due to changes in demographic assumptions		(23)	(81)
of which: actuarial (gains) / losses due to changes in financial assumptions		(964)	271
of which: experience (gains) / losses	[1]	410	105
Past service cost related to plan amendments		(237)	0
Curtailments		(20)	(50)
Benefit payments		(1,268)	(1,487)
Other movements		0	(8)
Foreign currency translation		(369)	1,395
At the end of the year		27,437	28,978
Total | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		31,390	28,428
Plan participant contributions		218	208
Benefit payments		(1,268)	(1,487)
Return on plan assets excluding amounts included in interest income		(736)	1,965
Interest income		306	313
Employer contributions		556	585
Administration expenses, taxes and premiums paid		(14)	(15)
Foreign currency translation		(412)	1,392
At the end of the year		30,039	31,390
Total | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,237	1,718
Other movements		0	8
Foreign currency translation		(58)	89
Interest expense on asset ceiling effect		23	13
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		71	1,417
At the end of the year		3,274	3,237
Total | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		11,176
At the end of the year		10,823	11,176
Total | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,575
At the end of the year		2,040	2,575
Total | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		15,228
At the end of the year		14,574	15,228
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Remeasurement of defined benefit obligation		242	(301)
Past service cost related to plan amendments		241	0
Other movements		0	8
Return on plan assets excluding amounts included in interest income		(523)	1,640
Employer contributions		505	485
Foreign currency translation		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(71)	(1,417)
At the end of the year		0	0
Swiss plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		23,419	22,465
Current service cost		405	456
Interest expense		151	166
Plan participant contributions		218	208
Remeasurement of defined benefit obligation		(242)	301
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	6
of which: actuarial (gains) / losses due to changes in financial assumptions		(639)	141
of which: experience (gains) / losses	[1]	397	154
Past service cost related to plan amendments		(241)	0
Curtailments		(20)	(50)
Benefit payments		(954)	(1,121)
Other movements		0	(8)
Foreign currency translation		(170)	1,001
At the end of the year		22,566	23,419
Swiss plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		26,656	24,184
Plan participant contributions		218	208
Benefit payments		(954)	(1,121)
Return on plan assets excluding amounts included in interest income		(523)	1,640
Interest income		177	181
Employer contributions		505	485
Administration expenses, taxes and premiums paid		(11)	(10)
Foreign currency translation		(228)	1,090
At the end of the year		25,839	26,656
Swiss plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,237	1,718
Other movements		0	8
Foreign currency translation		(58)	89
Interest expense on asset ceiling effect		23	13
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		71	1,417
At the end of the year		3,274	3,237
Swiss plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		10,741
At the end of the year		10,452	10,741
Swiss plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0
At the end of the year		0	0
Swiss plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		12,678
At the end of the year		12,114	12,678
UK plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(275)	(519)
Remeasurement of defined benefit obligation		266	88
Past service cost related to plan amendments		(4)	0
Other movements		0	0
Return on plan assets excluding amounts included in interest income		(136)	215
Employer contributions		0	0
Foreign currency translation		(4)	(45)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		(160)	(275)
UK plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,744	3,639
Current service cost		0	0
Interest expense		93	102
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		(266)	(88)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(18)	(82)
of which: actuarial (gains) / losses due to changes in financial assumptions		(257)	44
of which: experience (gains) / losses	[1]	8	(50)
Past service cost related to plan amendments		4	0
Curtailments		0	0
Benefit payments		(202)	(256)
Other movements		0	0
Foreign currency translation		(181)	347
At the end of the year		3,192	3,744
UK plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,469	3,120
Plan participant contributions		0	0
Benefit payments		(202)	(256)
Return on plan assets excluding amounts included in interest income		(136)	215
Interest income		86	88
Employer contributions		0	0
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		(185)	302
At the end of the year		3,032	3,469
UK plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements		0	0
Foreign currency translation		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		0	0
UK plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		180
At the end of the year		146	180
UK plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,930
At the end of the year		1,434	1,930
UK plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,634
At the end of the year		1,612	1,634
US and German plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(550)	(601)
Remeasurement of defined benefit obligation		69	(82)
Past service cost related to plan amendments		0	0
Other movements		0	0
Return on plan assets excluding amounts included in interest income		(77)	110
Employer contributions		51	100
Foreign currency translation		18	(47)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		(511)	(550)
US and German plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,816	1,725
Current service cost		7	9
Interest expense		55	63
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		(69)	82
of which: actuarial (gains) / losses due to changes in demographic assumptions		(5)	(5)
of which: actuarial (gains) / losses due to changes in financial assumptions		(69)	86
of which: experience (gains) / losses	[1]	5	2
Past service cost related to plan amendments		0	0
Curtailments		0	0
Benefit payments		(112)	(109)
Other movements		0	0
Foreign currency translation		(18)	47
At the end of the year		1,679	1,816
US and German plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,265	1,124
Plan participant contributions		0	0
Benefit payments		(112)	(109)
Return on plan assets excluding amounts included in interest income		(77)	110
Interest income		44	44
Employer contributions		51	100
Administration expenses, taxes and premiums paid		(3)	(4)
Foreign currency translation		0	0
At the end of the year		1,168	1,265
US and German plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements		0	0
Foreign currency translation		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		0	0
US and German plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		255
At the end of the year		226	255
US and German plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		645
At the end of the year		606	645
US and German plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		916
At the end of the year		847	916
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(825)	(1,120)
Remeasurement of defined benefit obligation		598	(40)
Past service cost related to plan amendments		128	0
Other movements		0	8
Return on plan assets excluding amounts included in interest income		(647)	1,329
Employer contributions		360	456
Foreign currency translation		14	(91)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(30)	(1,013)
At the end of the year		(671)	(825)
UBS AG | Total | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		19,957	27,830
Current service cost		258	338
Interest expense		241	284
Plan participant contributions		137	157
Remeasurement of defined benefit obligation		(598)	40
of which: actuarial (gains) / losses due to changes in demographic assumptions		(23)	(84)
of which: actuarial (gains) / losses due to changes in financial assumptions		(716)	265
of which: experience (gains) / losses	[1]	142	(140)
Past service cost related to plan amendments		(128)	0
Curtailments		(17)	(28)
Benefit payments		(900)	(1,147)
Other movements	[2]	0	(8,728)
Foreign currency translation		(307)	1,211
At the end of the year		18,645	19,957
UBS AG | Total | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		21,122	28,428
Plan participant contributions		137	157
Benefit payments		(900)	(1,147)
Other movements	[2]	0	(9,541)
Return on plan assets excluding amounts included in interest income		(647)	1,329
Interest income		238	262
Employer contributions		360	456
Administration expenses, taxes and premiums paid		(10)	(12)
Foreign currency translation		(328)	1,191
At the end of the year		19,972	21,122
UBS AG | Total | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,990	1,718
Other movements	[2]	0	(821)
Foreign currency translation		(36)	71
Interest expense on asset ceiling effect		14	9
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		30	1,013
At the end of the year		1,998	1,990
UBS AG | Total | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		7,038
At the end of the year		6,751	7,038
UBS AG | Total | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,575
At the end of the year		2,040	2,575
UBS AG | Total | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		10,344
At the end of the year		9,854	10,344
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Remeasurement of defined benefit obligation		263	(47)
Past service cost related to plan amendments		132	0
Other movements		0	8
Return on plan assets excluding amounts included in interest income		(434)	1,003
Employer contributions		308	356
Foreign currency translation		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(30)	(1,013)
At the end of the year		0	0
UBS AG | Swiss plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		14,398	22,465
Current service cost		251	330
Interest expense		93	119
Plan participant contributions		137	157
Remeasurement of defined benefit obligation		(263)	47
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	4
of which: actuarial (gains) / losses due to changes in financial assumptions		(391)	135
of which: experience (gains) / losses	[1]	128	(92)
Past service cost related to plan amendments		(132)	0
Curtailments		(17)	(28)
Benefit payments		(586)	(782)
Other movements	[2]	0	(8,728)
Foreign currency translation		(108)	818
At the end of the year		13,774	14,398
UBS AG | Swiss plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		16,388	24,184
Plan participant contributions		137	157
Benefit payments		(586)	(782)
Other movements	[2]	0	(9,541)
Return on plan assets excluding amounts included in interest income		(434)	1,003
Interest income		109	130
Employer contributions		308	356
Administration expenses, taxes and premiums paid		(7)	(7)
Foreign currency translation		(144)	889
At the end of the year		15,772	16,388
UBS AG | Swiss plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,990	1,718
Other movements	[2]	0	(821)
Foreign currency translation		(36)	71
Interest expense on asset ceiling effect		14	9
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		30	1,013
At the end of the year		1,998	1,990
UBS AG | Swiss plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		6,604
At the end of the year		6,380	6,604
UBS AG | Swiss plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | Swiss plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		7,794
At the end of the year		7,394	7,794
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(275)	(519)
Remeasurement of defined benefit obligation		266	88
Past service cost related to plan amendments		(4)	0
Other movements		0	0
Return on plan assets excluding amounts included in interest income		(136)	215
Employer contributions		0	0
Foreign currency translation		(4)	(45)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		(160)	(275)
UBS AG | UK plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,744	3,639
Current service cost		0	0
Interest expense		93	102
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		(266)	(88)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(18)	(82)
of which: actuarial (gains) / losses due to changes in financial assumptions		(257)	44
of which: experience (gains) / losses	[1]	8	(50)
Past service cost related to plan amendments		4	0
Curtailments		0	0
Benefit payments		(202)	(256)
Other movements	[2]	0	0
Foreign currency translation		(181)	347
At the end of the year		3,192	3,744
UBS AG | UK plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,469	3,120
Plan participant contributions		0	0
Benefit payments		(202)	(256)
Other movements	[2]	0	0
Return on plan assets excluding amounts included in interest income		(136)	215
Interest income		86	88
Employer contributions		0	0
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		(185)	302
At the end of the year		3,032	3,469
UBS AG | UK plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements	[2]	0	0
Foreign currency translation		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		0	0
UBS AG | UK plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		180
At the end of the year		146	180
UBS AG | UK plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,930
At the end of the year		1,434	1,930
UBS AG | UK plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,634
At the end of the year		1,612	1,634
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(550)	(601)
Remeasurement of defined benefit obligation		69	(82)
Past service cost related to plan amendments		0	0
Other movements		0	0
Return on plan assets excluding amounts included in interest income		(77)	110
Employer contributions		51	100
Foreign currency translation		18	(47)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		(511)	(550)
UBS AG | US and German plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,816	1,725
Current service cost		7	9
Interest expense		55	63
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		(69)	82
of which: actuarial (gains) / losses due to changes in demographic assumptions		(5)	(5)
of which: actuarial (gains) / losses due to changes in financial assumptions		(69)	86
of which: experience (gains) / losses	[1]	5	2
Past service cost related to plan amendments		0	0
Curtailments		0	0
Benefit payments		(112)	(109)
Other movements	[2]	0	0
Foreign currency translation		(18)	47
At the end of the year		1,679	1,816
UBS AG | US and German plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,265	1,124
Plan participant contributions		0	0
Benefit payments		(112)	(109)
Other movements	[2]	0	0
Return on plan assets excluding amounts included in interest income		(77)	110
Interest income		44	44
Employer contributions		51	100
Administration expenses, taxes and premiums paid		(3)	(4)
Foreign currency translation		0	0
At the end of the year		1,168	1,265
UBS AG | US and German plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Other movements	[2]	0	0
Foreign currency translation		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
At the end of the year		0	0
UBS AG | US and German plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		255
At the end of the year		226	255
UBS AG | US and German plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		645
At the end of the year		606	645
UBS AG | US and German plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		916
At the end of the year		$ 847	$ 916

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

[2]	Primarily reflects the transfer of employees from UBS AG to UBS Business Solutions AG.